Subsequent Events - Additional Information (Detail) (Subsequent Event, Central Payment Co., LLC)	0 Months Ended
Feb. 11, 2014
Subsequent Event | Central Payment Co., LLC
Subsequent Event [Line Items]
Percentage of Additional Equity Interest Acquired	15.00%
Noncontrolling interest	25.00%